Related party transactions	6 Months Ended
Dec. 31, 2018
Related party transactions
Related party transactions

31      Related party transactions

Trusts and other entities controlled by six lineal descendants of Mr. Malcolm Glazer collectively own 7.45% of our issued and outstanding Class A ordinary shares and all of our issued and outstanding Class B ordinary shares, representing 97.07% of the voting power of our outstanding capital stock.